Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 09, 2017
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Jan. 09, 2017
Document Effective Date	Jan. 09, 2017
Prospectus Date	Sep. 28, 2016
PNC LARGE CAP GROWTH FUND | CLASS I
Prospectus:
Trading Symbol	PEWIX
PNC LARGE CAP GROWTH FUND | CLASS A
Prospectus:
Trading Symbol	PEWAX
PNC LARGE CAP GROWTH FUND | CLASS C
Prospectus:
Trading Symbol	PEWCX